Note 10 - Intangible Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2013
Disclosure Text Block [Abstract]
Finite-Lived Intangible Assets, Net	$ 466,000		$ 0
Finite-Lived Intangible Asset, Useful Life	9 months
Amortization of Intangible Assets	$ 621,000	$ 621,000